LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 18 – LOSS PER SHARE

Basic loss per share is computed by dividing net loss by the weighted average number of shares outstanding during the year. The weighted average number of shares of common stock used in computing basic and diluted loss per common stock for the years ended December 31, 2023 and 2022, are as follows:

	Year ended December 31
	2022	2021
	Number of shares

Weighted average number of shares of common stock outstanding attributable to stockholders	1,200,608	528,776
Total weighted average number of shares of common stock related to outstanding options, excluded from the calculations of diluted loss per share (*)	27,518	33,533

(*)	The effect of the inclusion of option in 2023 and 2022 is anti-dilutive.